Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Quantitative Master Series LLC
Entity Central Index Key	0001025836
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Master Small Cap Index Series [Member]
Shareholder Report [Line Items]
Fund Name	Master Small Cap Index Series
Class Name	Master Small Cap Index Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Master Small Cap Index Series (the “Series”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series, which is included within the iShares Russell 2000 Small-Cap Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Series costs for the last year ?
(based on a hypothetical $10,000 investment)
Series name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Master Small Cap Index Series	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,558,413,285
Holdings Count | Holding	2,014
Advisory Fees Paid, Amount	$ 455,871
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Series statistics
Net Assets	$ 4,558,413,285
Number of Portfolio Holdings	2,014
Net Investment Advisory Fees	$ 455,871
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Series invest in?
(as of December 31, 2024)
Sector allocation
Sector (a)	Percent of Net Assets
Financials	18.4%
Industrials	17.6%
Health Care	16.2%
Information Technology	13.7%
Consumer Discretionary	9.7%
Real Estate	6.0%
Energy	5.1%
Materials	4.2%
Consumer Staples	2.8%
Utilities	2.7%
Other*	3.5%
Short-Term Securities	10.4%
Liabilities in Excess of Other Assets	(10.3)
Ten largest holdings
Security (b)(c)	Percent of Net Assets
iShares Russell 2000 ETF	0.8%
FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Rocket Lab USA, Inc., Class A	0.3%
Fluor Corp.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Series for compliance purposes.
(b)	Excludes underlying investments in total return swaps.
(c)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security (b)(c)	Percent of Net Assets
iShares Russell 2000 ETF	0.8%
FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Rocket Lab USA, Inc., Class A	0.3%
Fluor Corp.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Series for compliance purposes.
(b)	Excludes underlying investments in total return swaps.
(c)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Updated Prospectus Web Address	blackrock.com